Quarterly Results of Operations (Unaudited) (Quarterly Results of Operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Results of Operations (Unaudited) [Abstract]
Total interest income	$ 5,395	$ 5,457	$ 5,348	$ 5,174	$ 5,156	$ 5,049	$ 5,077	$ 5,187	$ 21,374	$ 20,469	$ 17,379
Total interest expense	774	752	702	627	603	561	546	558	2,855	2,268	2,042
Net interest income	4,621	4,705	4,646	4,547	4,553	4,488	4,531	4,629	18,519	18,201	15,337
Provision for loan losses	50	149	135	105	100	132	113	121	439	466	502
Gain (loss) on the sale of securities	2	2	4	504	84	6	128		512	218	13
Other income	1,199	1,217	1,252	1,112	1,239	1,565	1,217	1,179
Merger and acquisition expense	13				(25)		314	58	13	347	1,806
Other expense	4,822	4,442	4,229	4,269	4,247	4,330	4,172	4,082
Income before income taxes	937	1,333	1,538	1,789	1,554	1,597	1,277	1,547	5,597	5,975	3,141
Provision for income taxes	359	127	244	330	252	150	162	255	1,060	819	83
Net income	$ 578	$ 1,206	$ 1,294	$ 1,459	$ 1,302	$ 1,447	$ 1,115	$ 1,292	$ 4,537	$ 5,156	$ 3,058
Basic earnings per share	$ 0.12	$ 0.25	$ 0.27	$ 0.31	$ 0.27	$ 0.30	$ 0.23	$ 0.27	$ 0.95	$ 1.07	$ 0.72
Diluted earnings per share	0.12	0.25	0.27	0.31	0.27	0.30	0.23	0.27	0.95	1.07	0.72
Per-share data: Cash dividends	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.88	$ 0.88	$ 0.88